Term Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Term Deposits [Abstract]
Allocation Between Company's Term Deposits

The following table presents the allocation between the Company’s term deposits (in USD thousands):

	December 31,
	2021	2020
Term deposits, over 3 months, up to 12 months	$72,357	$22,720
Total term deposits	$72,357	$22,720